Profit for the Year/Period - Schedule of Profit for the Year/Period Has Been Arrived at After Charging (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Staff costs
Salaries, allowances and other benefits	$ 2,997	$ 9,735	$ 9,125	$ 6,026
Retirement benefit scheme contributions (note)	77	133	168	167
Share of losses of joint ventures (including in other expenses)	1,366	404
Depreciation and amortization	$ 1,441	$ 1,312	$ 846	$ 631